Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
COMMON STOCKS — 97.4%
AUSTRALIA — 4.1%
Cochlear Ltd.	87,009	$9,916,545
SEEK Ltd.	487,790	4,457,548
Treasury Wine Estates Ltd.	690,242	4,285,419
		18,659,512
CHINA — 1.2%
Prosus NV*	76,381	5,319,797
FINLAND — 1.8%
Kone Oyj, B Shares	143,937	8,060,583
FRANCE — 4.7%
Legrand SA	145,373	9,272,182
Remy Cointreau SA	34,424	3,751,832
Ubisoft Entertainment SA*	121,217	8,859,882
		21,883,896
GERMANY — 6.2%
adidas AG	27,515	6,109,087
Bechtle AG	75,568	9,514,986
Nemetschek SE	74,312	3,622,543
Zalando SE*	241,578	9,105,107
		28,351,723
HONG KONG — 6.2%
AIA Group Ltd.	1,757,200	15,735,095
Jardine Matheson Holdings Ltd.	71,300	3,588,667
Jardine Strategic Holdings Ltd.	129,500	2,894,152
Techtronic Industries Co., Ltd.	913,000	5,797,464
		28,015,378
IRELAND — 2.0%
Kingspan Group PLC	165,852	8,943,498
JAPAN — 27.5%
Denso Corp.	159,100	5,083,957
Kakaku.com, Inc.	323,600	5,918,465
Kao Corp.	129,400	10,541,990
Keyence Corp.	18,400	5,915,831
MS&AD Insurance Group Holdings, Inc.	403,000	11,244,157
Murata Manufacturing Co., Ltd.	134,900	6,706,521
Nidec Corp.	116,000	5,978,002
Olympus Corp.	886,600	12,780,606
Pigeon Corp.	131,000	5,015,366
Shimano, Inc.	79,700	11,366,285
Shiseido Co., Ltd.	181,300	10,655,445
SMC Corp.	29,800	12,493,463
SoftBank Group Corp.	169,600	6,004,245
Sugi Holdings Co., Ltd.	58,200	3,116,577
Suzuki Motor Corp.	191,200	4,552,705

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
Sysmex Corp.	106,900	$7,736,879
		125,110,494
NETHERLANDS — 3.1%
ASML Holding NV	53,373	14,069,925
NEW ZEALAND — 1.9%
Ryman Healthcare Ltd.	654,793	3,971,922
Xero Ltd.*	114,210	4,750,054
		8,721,976
PORTUGAL — 2.4%
Jeronimo Martins SGPS SA	610,354	11,016,369
SINGAPORE — 1.9%
United Overseas Bank Ltd.	633,889	8,696,989
SPAIN — 2.4%
Industria de Diseno Textil SA	415,155	10,758,186
SWEDEN — 8.8%
Atlas Copco AB, A Shares	342,432	11,387,322
Atlas Copco AB, B Shares	26,196	762,024
Avanza Bank Holding AB	680,598	5,615,615
Epiroc AB, A Shares	260,741	2,576,506
Epiroc AB, B Shares	314,555	3,100,476
Investor AB, B Shares	207,421	9,357,522
Nibe Industrier AB, B Shares	493,441	7,137,344
		39,936,809
SWITZERLAND — 4.4%
Compagnie Financiere Richemont SA	149,339	7,982,747
Schindler Holding AG, Participating Certificates	52,009	11,378,400
u-blox Holding AG*	16,426	1,000,804
		20,361,951
UNITED KINGDOM — 14.1%
ASOS PLC*	134,315	1,976,335
Auto Trader Group PLC	1,690,446	9,134,802
Burberry Group PLC	277,561	4,511,671
Hargreaves Lansdown PLC	672,799	11,431,417
HomeServe PLC	476,357	6,204,815
Intertek Group PLC	101,763	5,945,497
John Wood Group PLC	848,056	1,613,720
Johnson Matthey PLC	242,332	5,339,546
Jupiter Fund Management PLC	550,898	1,350,728
Rightmove PLC	1,608,610	9,701,441
Trainline PLC*	1,235,454	5,129,270
Weir Group PLC (The)	185,972	1,654,056
		63,993,298
UNITED STATES — 4.7%
Mettler-Toledo International, Inc.*	21,396	14,774,152
Spotify Technology SA*	54,993	6,678,350
		21,452,502

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
Total Common Stocks
(cost $463,110,348)		$443,352,886
PREFERRED STOCKS — 1.8%
GERMANY — 1.8%
Sartorius AG 0.28% (cost $4,762,257)	35,101	8,391,808
TOTAL INVESTMENTS — 99.2%
(cost $467,872,605)		$451,744,694
Other assets less liabilities — 0.8%		3,436,520
NET ASSETS — 100.0%		$455,181,214

*	Non-income producing security.

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.

Portfolio of Investments

March 31, 2020 (unaudited)

Baillie Gifford Developed EAFE All Cap Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$26,772,299	$416,580,587	$–	$443,352,886
Preferred Stocks**	–	8,391,808	–	8,391,808
Total	$26,772,299	$424,972,395	$–	$451,744,694

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2019.